FIS Christian Stock Fund
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 92.1%	Shares	Value
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (a)	496	$370,656
Huntington Ingalls Industries, Inc.	1,882	509,627
		880,283

Automobiles - 0.1%
Dr. Ing. h.c.F. Porsche AG - ADR	11,321	59,690

Banks - 2.2%
Danske Bank AS - ADR	38,042	781,953
Sumitomo Mitsui Financial Group, Inc. - ADR	50,490	829,046
		1,610,999

Capital Markets - 2.7%
Blue Owl Capital, Inc. - Class A	37,527	695,000
Intercontinental Exchange, Inc.	7,199	1,271,343
		1,966,343

Commercial Services & Supplies - 3.9%
GFL Environmental, Inc.	37,725	1,887,759
Republic Services, Inc.	4,065	951,088
		2,838,847

Construction & Engineering - 1.5%
Comfort Systems USA, Inc.	1,488	1,046,629

Construction Materials - 2.0%
Holcim AG	85,170	1,422,339

Consumer Staples Distribution & Retail - 5.1%
Casey's General Stores, Inc.	4,600	2,274,792
Costco Wholesale Corp.	1,220	1,150,851
Sprouts Farmers Market, Inc. (a)	1,984	278,831
		3,704,474

Containers & Packaging - 1.4%
Graphic Packaging Holding Co.	46,000	1,024,420

Diversified Consumer Services - 1.4%
Grand Canyon Education, Inc. (a)	4,859	979,429

Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA - ADR	22,771	403,047

Electric Utilities - 1.8%
American Electric Power Co., Inc.	7,217	801,231
NextEra Energy, Inc.	6,940	500,027
		1,301,258

Electronic Equipment, Instruments & Components - 0.9%
Trimble, Inc. (a)	8,065	651,813

Energy Equipment & Services - 3.7%
SBM Offshore NV	66,325	1,813,508
Tenaris SA - ADR	23,485	849,922
		2,663,430

Financial Services - 2.7%
Corpay, Inc. (a)	2,585	841,857
Equitable Holdings, Inc.	20,252	1,078,621
		1,920,478

Food Products - 1.0%
Bunge Global SA	8,523	717,807

Ground Transportation - 1.6%
Canadian Pacific Kansas City Ltd.	8,050	613,329
Old Dominion Freight Line, Inc.	3,810	575,196
		1,188,525

Health Care Equipment & Supplies - 4.5%
Edwards Lifesciences Corp. (a)	7,590	617,371
Intuitive Surgical, Inc. (a)	3,944	1,866,675
Stryker Corp.	1,882	736,634
		3,220,680

Health Care Providers & Services - 3.8%
Chemed Corp.	2,070	947,956
HCA Healthcare, Inc.	3,510	1,417,900
Quest Diagnostics, Inc.	1,984	360,374
		2,726,230

Hotels, Restaurants & Leisure - 1.1%
Domino's Pizza, Inc.	1,665	763,070

Household Durables - 4.0%
Lennar Corp. - Class A	6,970	927,986
Toll Brothers, Inc.	14,136	1,964,904
		2,892,890

Insurance - 4.7%
Aflac, Inc.	8,784	938,659
AIA Group Ltd. - ADR	23,041	875,097
Everest Re Group Ltd.	2,123	725,811
Progressive Corp.	3,470	857,298
		3,396,865

IT Services - 1.0%
Cognizant Technology Solutions Corp. - Class A	9,706	701,259

Life Sciences Tools & Services - 0.9%
Danaher Corp.	3,295	678,177

Machinery - 4.3%
Caterpillar, Inc.	1,747	732,063
Deere & Co.	1,747	836,184
Oshkosh Corp.	4,561	635,667
Parker-Hannifin Corp.	1,170	888,439
		3,092,353

Media - 0.6%
Trade Desk, Inc. - Class A (a)	8,428	460,674

Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	13,890	616,716

Multi-Utilities - 1.4%
Engie SA - ADR	47,169	980,644

Oil, Gas & Consumable Fuels - 1.7%
ConocoPhillips	6,294	622,917
EOG Resources, Inc.	4,838	603,879
		1,226,796

Pharmaceuticals - 1.0%
Zoetis, Inc.	4,844	757,602

Professional Services - 0.8%
FTI Consulting, Inc. (a)	3,597	606,598

Semiconductors & Semiconductor Equipment - 8.0%
Broadcom, Inc.	4,796	1,426,282
NVIDIA Corp.	24,882	4,333,947
		5,760,229

Software - 9.0%
Check Point Software Technologies Ltd. (a)	6,211	1,199,592
Datadog, Inc. - Class A (a)	5,317	726,728
Manhattan Associates, Inc. (a)	2,578	555,404
Palantir Technologies, Inc. - Class A (a)	1,290	202,156
Palo Alto Networks, Inc. (a)	12,044	2,294,623
ServiceNow, Inc. (a)	1,618	1,484,450
		6,462,953

Specialty Retail - 4.6%
O'Reilly Automotive, Inc. (a)	11,079	1,148,671
Tractor Supply Co.	18,096	1,117,609
Valvoline, Inc. (a)	26,952	1,045,198
		3,311,478

Technology Hardware, Storage & Peripherals - 2.4%
FUJIFILM Holdings Corp. - ADR (a)	72,621	855,475
NetApp, Inc.	7,826	882,695
		1,738,170

Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA - ADR	2,480	607,352

Trading Companies & Distributors - 1.9%
United Rentals, Inc.	1,424	1,361,828

Wireless Telecommunication Services - 0.9%
Tele2 AB - Class B	37,950	667,910
TOTAL COMMON STOCKS (Cost $50,766,715)		66,410,285

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.7%	Shares	Value
American Tower Corp.	2,760	562,626
Millrose Properties, Inc. – Class A	3,455	121,996
Welltower, Inc.	3,470	583,932
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,129,877)		1,268,554
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.20%(b)	4,167,837	4,167,837
TOTAL MONEY MARKET FUNDS (Cost $4,167,837)		4,167,837

TOTAL INVESTMENTS - 99.6% (Cost $56,064,429)		71,846,676
Other Assets in Excess of Liabilities - 0.4%		256,037
TOTAL NET ASSETS - 100.0%		$72,102,713
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

FIS Christian Stock Fund
Notes to Quarterly Schedule of Investments
August 31, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$66,410,285	$–	$–	$66,410,285
Real Estate Investment Trusts - Common	1,268,554	–	–	1,268,554
Money Market Funds	4,167,837	–	–	4,167,837
Total Investments	$71,846,676	$–	$–	$71,846,676

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of August 31, 2025
(% of Net Assets)

United States	$57,274,202	79.4%
Canada	2,501,088	3.4
Netherlands	1,813,508	2.5
Japan	1,684,521	2.3
France	1,587,996	2.2
Switzerland	1,422,339	2.0
Israel	1,199,592	1.7
Hong Kong	875,097	1.2
Luxembourg	849,922	1.2
Denmark	781,953	1.1
Bermuda	725,811	1.0
Sweden	667,910	0.9
Spain	403,047	0.6
Germany	59,690	0.1
Other Assets in Excess of Liabilities	256,037	0.4
	$72,102,713	100.0%

Sector Classification as of August 31, 2025
(% of Net Assets)

Information Technology	$15,314,424	21.3%
Industrials	11,015,063	15.2
Financials	8,894,685	12.3
Consumer Discretionary	8,613,909	12.0
Health Care	7,382,689	10.2
Consumer Staples	4,422,281	6.1
Energy	3,890,226	5.4
Materials	3,063,475	4.3
Utilities	2,281,902	3.2
Communication Services	1,531,631	2.1
Real Estate	1,268,554	1.7
Money Market Funds	4,167,837	5.8
Other Assets in Excess of Liabilities	256,037	0.4
	72,102,713	100.0%